Chapter 11 Proceedings and Emergence - Additional Information (Detail) $ / shares in Units, $ in Millions		1 Months Ended	9 Months Ended
	Jul. 31, 2017 USD ($) Vessel $ / shares shares	Jul. 31, 2017 USD ($) Vessel $ / shares shares	Dec. 31, 2017 USD ($) shares	Aug. 01, 2017
Reorganizations [Line Items]
Number of vessels leased | Vessel	16	16
Claims paid in cash	$ 225.0	$ 225.0
Percentage of common equity	95.00%	95.00%
Debt instrument maturity year	2022
Aggregate principal amount	$ 350.0	$ 350.0
Bankruptcy claims, percentage of common equity issued to existing stockholders		5.00%
Purchase warrant exercise period			6 years
Warrants issued | shares			924,125
Plan of Reorganization
Reorganizations [Line Items]
Settlement agreement description			The company successfully reached agreement with the Sale Leaseback Parties between August and November 2017.
Claims settled amount			$ 233.6
Remainder period one of emergence consideration withheld to be paid month and year			2017-12
Remainder period two of emergence consideration withheld to be paid month and year			2018-01
Plan of Reorganization | Predecessor
Reorganizations [Line Items]
Additional sale leaseback claims	$ 260.2	$ 260.2
Series A Warrants
Reorganizations [Line Items]
Warrants issued | shares	2,400,000	2,400,000
Nominal exercise price of warrants | $ / shares	$ 57.06	$ 57.06
Series B Warrants
Reorganizations [Line Items]
Warrants issued | shares	2,600,000	2,600,000
Nominal exercise price of warrants | $ / shares	$ 62.28	$ 62.28
Minimum | Non-U.S. Citizens
Reorganizations [Line Items]
Ownership percentage of common stock	24.00%	24.00%
Minimum | Non-U.S. Citizens | New Creditor Warrant
Reorganizations [Line Items]
Ownership percentage of common stock				24.00%
Maximum | Non-U.S. Citizens
Reorganizations [Line Items]
Ownership percentage of common stock	25.00%	25.00%
8.00% New Secured Notes Due August 2022
Reorganizations [Line Items]
Debt instrument maturity year		2022
Aggregate principal amount	$ 350.0	$ 350.0
Debt instrument fixed interest rate	8.00%	8.00%